Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 60,800
Additions	15,977
Disposal	(107)
Transfers	0
Amortization for the period	(7,347)
Translation differences	(36)
Ending balance	69,287	€ 60,800
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	78,776
Ending balance	94,610	78,776
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(17,976)
Ending balance	(25,323)	(17,976)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,377
Additions	1,431
Disposal	0
Transfers	(55)
Amortization for the period	(730)
Translation differences	(6)
Ending balance	7,017	6,377
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,777
Ending balance	10,147	8,777
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,400)
Ending balance	(3,130)	(2,400)
Patents and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,042
Additions	0
Disposal	(60)
Transfers	0
Amortization for the period	(287)
Translation differences	(29)
Ending balance	3,666	4,042
Patents and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,578
Ending balance	4,489	4,578
Patents and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(536)
Ending balance	(823)	(536)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	49,537
Additions	13,610	26,807
Disposal	(47)
Transfers	478
Amortization for the period	(6,330)
Translation differences	(1)
Ending balance	57,247	49,537
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	64,577
Ending balance	78,617	64,577
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(15,040)
Ending balance	(21,370)	(15,040)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	844
Additions	936
Disposal	0
Transfers	(423)
Amortization for the period	0
Translation differences	0
Ending balance	1,357	844
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	844
Ending balance	1,357	844
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	€ 0	€ 0